ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020

	Principal/
	Shares/	Fair
	Contracts	Value
INVESTMENTS - 108%
Convertible Preferred Stock - 5%
United States - 5%
Affiliated Managers Group, Inc. 5.150% Due 10-15-37	4,500	$163,800
Blueknight Energy Partners 11.000%	103,270	486,918
Braemar Hotels & Resorts 1.375%	8,640	48,989
Chesapeake Energy Series A 5.750%	1,450	42,775
Cowen Group, Inc. 5.625%	1,020	670,650

Total Convertible Preferred Stock (cost $2,035,391)		1,413,132

Convertible Bonds - 94%
Bermuda - 1%
Teekay 5.000% Due 01-15-23	586,000	481,985

Canada - 1%
First Majestic Silver 1.875% Due 03-01-23	160,000	158,400

France - 4%
Vinci S.A. (Reg S) 0.375% Due 02-16-22 (e)	1,200,000	1,294,200

Germany - 6%
Deutsche Bank AG London (JPM) 1.000% Due 05-01-23 (d)	1,780,000	1,751,075

Ghana - 1%
Tullow Oil Jersey Ltd. (Reg S) 6.625% Due 07-12-21 (e)	800,000	292,000

India - 1%
Bharti Airtel Limited (144A) 1.500 % Due 02-17-25	400,000	413,000

Switzerland - 4%
Credit Suisse AG London (Siemens) (144A)	1,050,000	1,018,395
0.125% Due 03-25-24 (b)
STMicroelectronics (Reg S) 0.000 % Due 07-03-22 (e)	200,000	240,000

Total Switzerland		1,258,395

Taiwan - 0%
Sea Limited (144A) 1.000% Due 12-01-24 (b)	20,000	22,439

United Kingdom - 4%
Barclays Bank PLC (VISA) 0.000 % Due 02-18-25	1,270,000	1,235,075

United States - 72%
Air Transport Services Group 1.125% Due 10-15-24 (d)	590,000	$509,990
Alteryx (144A) 1.000% Due 08-01-26 (b)	800,000	716,000
Atlanticus Holdings 5.875% Due 11-30-35	700,000	490,000
Booking Holdings 0.350% Due 06-15-20	750,000	840,000

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020

	Principal/
	Shares/	Fair
	Contracts	Value
Chart Industries, Inc. 1.000% Due 11-15-24	350,000	276,071
Cleveland-Cliffs 1.500% Due 01-15-25	390,000	271,522
Cowen Group, Inc. 3.000% Due 12-15-22	205,000	185,915
CyberArk Software (144A) 0.000% Due 11-15-24 (b)	400,000	353,598
Exact Sciences 0.375% Due 03-15-27	540,000	459,000
Exact Sciences 0.375% Due 03-01-28	250,000	198,438
Flexion Therapeutics 3.375% Due 05-01-24 (d)	1,100,000	884,813
Halozyme Therapeutics (144A) 1.250% Due 12-01-24 (b)	390,000	387,319
HC2 Holdings 7.500% Due 06-01-22	750,000	466,050
Helix Energy Solutions Group 4.125% Due 09-15-23	230,000	151,366
Hope Bancorp 2.000% Due 05-15-38 (d)	850,000	708,688
Illumina Inc. 0.500% Due 06-15-21 (d)	1,000,000	1,228,750
Insmed 1.750% Due 01-15-25	550,000	465,094
InterDigital, Inc (144A) 2.000% Due 06-01-24 (b)	230,000	215,205
JPMorgan Chase Bank NA (BABA) (144A) 0.125% Due 01-01-23 (b)	220,000	227,288
Kaman Corporation 3.250% Due 05-01-24 (d)	1,260,000	1,230,705
KBR 2.500% Due 11-01-23	320,000	335,440
Lendingtree Inc 0.625% Due 06-01-22	40,000	45,000
Liberty Media (LSXMA) 1.375% Due 10-15-23 (d)	935,000	897,600
Liberty Media (LYV) (144A) 2.250% Due 12-01-48 (b)	250,000	245,325
Microchip Technology Inc 1.625% Due 02-15-27 (d)	500,000	517,500
NantHealth 5.500% Due 12-15-21	630,000	547,736
Nextera Energy Partners 1.500% Due 09-15-20	150,000	148,320
NRG Energy, Inc 2.750% Due 06-01-48	950,000	926,250
Okta (144A) 0.125% Due 09-01-25 (b)	280,000	269,206
ON Semiconductor Corp 1.625% Due 10-15-23 (d)	500,000	499,635
Palo Alto Networks 0.750% Due 07-01-23 (d)	1,070,000	1,028,270
Par Pacific Holdings Inc 5.000% Due 06-15-21	690,000	576,150
Pluralsight 0.375% Due 03-01-24	500,000	375,750
RH 0.000% Due 07-15-20 (c)	430,000	448,834
RH (144A) 0.000% Due 09-15-24 (b)	100,000	74,377
Silicon Laboratories 1.375% Due 03-01-22	500,000	557,200
Smart Global Holdings (144A) 2.250% Due 02-15-26 (b)	740,000	663,262
Splunk 1.125% Due 09-15-25	565,000	622,065
Square 0.500% Due 05-15-23 (d)	715,000	741,813
Team 5.000% Due 08-01-23	390,000	285,188
Theravance Biopharma 3.250% Due 11-01-23	470,000	467,650
Unisys 5.500% Due 03-01-21	300,000	407,488
Workday, Inc 0.250% Due 10-01-22	500,000	556,875
Workiva (144A) 1.125% Due 08-15-26 (b)	600,000	477,130

Total United States		21,979,873

Total Convertible Bonds (cost $32,389,749)		28,886,441

Corporate Bonds - 0%
United States - 0%
Global Brokerage 7.000% Due 02-08-23 (a)	1,468,926	9,181

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020

	Principal/
	Shares/	Fair
	Contracts	Value
Total Corporate Bonds (cost $715,898)		9,181

Common Stock - 6%
China - 0%
Emerald Plantation Holdings (c)	180,362	5,411

United States - 6%
Bristow Group	1,913	11,478
Cinedigm Corporation (c)	5,001	1,825
Clear Channel Holdings, Inc (c)	185,000	118,400
Cumulus Media, Inc. (c)	71,000	383,045
Daseke (c)	16,720	23,408
Emmis Communication (c)	194,585	392,089
Mediaco Holding	24,554	104,107
School Specialty, Inc. (c)	26,500	5,300
Urban One, Inc. (c)(d)	711,076	703,965
Willscot Corporation	15,388	155,880

Total United States		1,899,498

Total Common Stock (cost $6,096,743)		1,904,909

Warrants - 3%
United States - 3%
Ashland Global Holdings, Inc., $1,000 strike price,	2,260	3,241
expire 3-31-29 (c)
Avaya Holdings, $25.55 strike price, expire 12-15-22 (c)	82,100	13,136
Hostess Brands, $11.50 strike price, expire 11-14-21 (c)	428,000	246,100
US Ecology, $58.67 strike price, expire 10-17-23 (c)	62,000	272,800
Verra Mobility, $11.50 strike price, expire 10-17-23 (c)	170,000	350,200

Total United States		885,477

Total Warrants (cost $1,920,673)		885,477

Escrow - 0%
China - 0%
Sino Forest Corporation escrow	1,180,000	$3,688

Georgia - 0%
MIG LLC escrow	5,158,766	5,613

Total Escrow (cost $8,867)		9,300

TOTAL INVESTMENTS (cost $43,167,321)		$33,108,440

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020

	Principal/
	Shares/	Fair
	Contracts	Value
SECURITIES SOLD SHORT - (1%)
Common Stock - (1%)
Canada - (0%)
First Majestic Silver	(7,100)	$(43,949)

United States - (1%)
Atlanticus Holdings	(5,760)	$(57,139)
Illumina Inc	(1,000)	$(273,120)

Total United States		(330,259)

Total Common Stock (proceeds $398,880)		(374,208)

Call Options - 0%
United States - 0%
Hostess Brands, $15.00 stirke price, expire 4-17-20 (c)	(340)	(850)
Willscot Corporation, $17.50 strike price, expire 4-17-20 (c)	(305)	(763)
Willscot Corporation, $20.00 strike price, expire 7-17-20 (c)	(170)	(1,700)

Total Call Options (proceeds $70,900)		(3,313)

TOTAL SECURITIES SOLD SHORT (proceeds $469,780)		$(377,521)

(a)	This security is in default or deferral and interest or dividends are not being accrued on the position.
(b)	144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c)	Non-income producing securities.
(d)	All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e)	Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

Percentages are based upon the fair value as a percent of net assets as of March 31, 2020.

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, Fair Value Measurement (“Topic 820”), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$0	$1,413,132	$0	$1,413,132
Convertible Bonds	0	28,886,441	0	28,886,441
Corporate Bonds	0	9,181	0	9,181
Common Stock	1,190,233	714,676	0	1,904,909
Warrants	882,236	0	3,241	885,477
Escrow	0	0	9,300	9,300
Total Investments	$2,072,469	$31,023,430	$12,541	$33,108,440

The following table summarizes the Fund’s common stock industry concentrations as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Advertising	$118,400	$0	$0	$118,400
Building & Construction	155,881	0	0	155,881
Cable & Satellite TV	775,134	0	0	775,134
Forestry/Paper	0	5,411	0	5,411
Media Content	104,107	703,965	0	808,072
Oil Field Equipment & Services	11,478	0	0	11,478
Software/Services	1,825	0	0	1,825
Specialty Retail	0	5,300	0	5,300
Trucking & Delivery	23,408	0	0	23,408
Total Common Stock	$1,190,233	$714,676	$0	$1,904,909

The following table summarizes the inputs used to value the Fund’s securities sold short as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock
Cons/Comm/Lease Financing	$57,139	$0	$0	$57,139
Health Services	273,120	0	0	273,120
Metals/Mining Excluding Steel	43,949	0	0	43,949
Call Options	3,313	0	0	3,313
Total securities sold short	$377,521	$0	$0	$377,521

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Warrants	Escrow
Balance as of December 31, 2019	$11,604	$9,301
Realized gain (loss)	0	0
Net change in appreciation
(depreciation)	(8,363)	(1)
Purchases	0	0
Sales/return of capital	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of
March 31, 2020	$3,241	$9,300

For the three months ended March 31, 2020, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Warrants	Escrow
$(8,363)	$(1)

Topic 820 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2020. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

Description	Fair Value as of	Valuation	Unobservable	Amount/
Assets:	March 31, 2020	Technique	Inputs	Range
Warrants	$3,241	Discount to Black-Scholes pricing model	Liquidity discount	50%
Escrow	$9,300	Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount. A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging (“Topic 815”), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2020, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. The fair value of warrants as of March 31, 2020 was $885,477 and is included in investments on the schedule of investments.

As of and for the three months ended March 31, 2020, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. The fair value of call options held long as of March 31, 2020 was $(3,313) and is included in securities sold short on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations. Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the three months ended March 31, 2020:

		Change in
	Net Realized	Unrealized Appreciation
Derivative	Gain (Loss)	(Depreciation)
Warrants	$0	$(1,359,161)
Call options	$(144,910)	$266,090
	$(144,910)	$(1,093,071)

The following table summarizes derivative transactions for the three months ended March 31, 2020:

		Call
	Warrants	Options
Held as of December 31, 2019	927,590	(715)
Purchased	42,240	35
Sold/excercised	(225,470)	(135)
Held as of March 31, 2020	744,360	(815)

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended March 31, 2020, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.

INCOME TAXES

At March 31, 2020, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments	$43,167,321
Amortization and accretion cost adjustments not included in tax cost basis	(2,788,706)

Cost of investments for tax purposes	$40,378,615

Proceeds of securities sold short on Schedule of Investments	$469,780

Gross tax unrealized appreciation	$2,940,839
Gross tax unrealized depreciation	(10,118,756)

Net tax unrealized depreciation on investments	$(7,177,916)